NATIXIS FUNDS TRUST I

February 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated February 1, 2019, for Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that which is contained in Post-Effective Amendment No. 144 that was filed electronically on January 28, 2019.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary